Details of Significant Accounts - Share-based Payment - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Stock options exercised	0	0	0